Deferred Tax Assets and Liabilities - Summary of Deferred Tax Balances (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021 [1]
Deferred Tax Assets [Abstract]
Deferred tax assets to be recovered	£ 12.1	£ 13.2
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities to be settled	(32.1)	(41.5)
Deferred tax liabilities (net)	(20.0)	(28.3)
Within 12 months
Deferred Tax Assets [Abstract]
Deferred tax assets to be recovered	13.4	3.6
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities to be settled	0.1	4.6
After more than 12 months
Deferred Tax Assets [Abstract]
Deferred tax assets to be recovered	(1.3)	9.6
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities to be settled	£ (32.2)	£ (46.1)

[1]	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision.